ACCOUNTS PAYABLE AND OTHER (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Current
Accounts payable	$ 1,286	$ 1,360
Accrued and other liabilities	526	410
Lease liabilities	66	68
Financial liabilities	118	126
Work in progress	1,377	1,397
Provisions and decommissioning liabilities	303	355
Liabilities held for sale	41	0
Total current	3,717	3,716
Non-current
Accounts payable	65	84
Accrued and other liabilities	577	520
Lease liabilities	342	401
Financial liabilities	1,648	1,787
Work in progress	13	1
Provisions and decommissioning liabilities	546	682
Total non-current	3,191	3,475
Net defined benefit liability	441	446
Current net defined benefit liability	8	14
Non-current net defined benefit liability	433	432
Financial liability recognized for proceeds received from sale and leaseback transaction	1,644	1,732
Current financial liability recognized related to sale and leaseback of hospitals	62	66
Noncurrent financial liability recognized related to sale and leaseback of hospitals	$ 1,582	$ 1,666